UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands		Jun. 30, 2025	Dec. 31, 2024
NON-CURRENT ASSETS
Property, plant and equipment		$ 106,381	$ 99,288
Right-of-use assets		127,217	101,932
Time deposits		0	4,362
Intangible assets		2,137	2,160
Collaboration prepaid leases		198,646	172,064
Other non-current assets	[1]	5,659	6,430
Total non-current assets		440,040	386,236
CURRENT ASSETS
Collaboration inventories, net		35,589	23,903
Trade receivables		27,584	6,287
Prepayments, other receivables and other assets		219,076	130,975
Pledged deposits		70	70
Time deposits		700,969	835,934
Cash and cash equivalents		266,586	286,749
Total current assets		1,249,874	1,283,918
TOTAL ASSETS		1,689,914	1,670,154
CURRENT LIABILITIES
Trade payables		75,361	38,594
Other payables and accruals		138,836	166,180
Government grants		651	532
Lease liabilities		5,906	4,794
Tax payable		11,550	20,671
Contract liabilities		33,178	46,874
Total current liabilities		265,482	277,645
NON-CURRENT LIABILITIES
Collaboration interest-bearing advanced funding		310,264	301,196
Lease liabilities long term		71,742	44,613
Government grants		6,887	6,154
Total non-current liabilities		388,893	351,963
TOTAL LIABILITIES		654,375	629,608
EQUITY
Share capital		37	37
Reserves		1,035,502	1,040,509
Total equity		1,035,539	1,040,546
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY		$ 1,689,914	$ 1,670,154

[1]	Certain prior year amounts have been reclassified to combine advance payments for property, plant, and equipment into other non-current assets for comparative purposes.